Interim Statements of Stockholders' Deficit (Parenthetical) - $ / shares	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Convertible Debt One [Member]
Conversion of debt				$ 0.01
Convertible Debt Two [Member]
Conversion of debt				0.005
Shares Subscribed [Member]
Shares subscribed price per share			$ 0.05
Shares Subscribed One [Member]
Shares subscribed price per share			$ 0.05	$ 0.10
Shares Issued [Member]
Shares issued, price per share		$ 0.10
Shares Issued One [Member]
Shares issued, price per share	$ 0.05	$ 0.05
Shares Issued Two [Member]
Shares issued, price per share	$ 0.10